ACQUISITION OF MEGAWOOD ENTERPRISES - Schedule of purchase price and allocation - MEGAWOOD ENTERPRISES (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 23, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 4,660,688	$ 7,744,611
Lease liability	(5,001,362)
Consideration payable	846,256	1,375,268		$ 0
Convertible promissory note	$ 1,136,065	$ 1,845,830
Megawood Enterprises Inc.
Disclosure of detailed information about business combination [line items]
Cash			$ 38,570
Inventory			46,162
Other assets			10,705
Property and equipment			40,983
Right-of-use assets			221,007
Lease liability			(221,007)
Dispensary license			50,000
Goodwill			689,328
Accounts payable and accrued liabilities			(80,860)
Total assets and liabilities acquired			794,888
Cash consideration paid			280,000
Consideration payable			231,395
Convertible promissory note			175,000
Advances to vendor cancelled upon closing			138,605
Closing working capital deficit receivable			(30,112)
Total consideration			$ 794,888